9. STOCK HOLDERS' EQUITY	7 Months Ended
Dec. 31, 2013
Equity [Abstract]
STOCK HOLDERS' EQUITY

Preferred Stock

The Company is authorized to issue 5,000,000 shares of preferred stock, with no par value.  No shares of preferred stock have been issued or are outstanding, and no rights, privileges or preferences have been determined and designated by the board of directors.

Common Stock

The Company is authorized to issue 100,000,000 shares of no-par value common stock.

On June 30, 2013, the Company issued 12,400,000 shares of common stock to its founders for cash consideration of $0.001 per share.

Between July 11, 2013 and August 8, 2013, the Company sold 707,000 shares of its common stock for cash consideration of $1.00 per share.  Each of these shares has a Series A warrant attached with an exercise price of $10.00.  The company may force this exercise at any time, as the requirement for 10 days of consecutive trading at a price at or greater than $10 has already been met.

On August 14, 2013, following the reverse merger of ACS with the Company, existing shareholders of the Company owned 9,724,200 shares of its common shares However, 8,000,000 of these shares were then immediately purchased by the Company for cash consideration of $100,000 and cancelled.

Between August 14, 2013 and September 19 2013, the Company sold a further 266,000 shares of its common stock for cash consideration of $1.00 per share.  Each of these shares has a Series A warrant attached with an exercise price of $10.00.  The company may force this exercise at any time, as the requirement for 10 days of consecutive trading at a price at or greater than $10 has already been met.

On December 9, 2014, the Company issued 40,000 shares of stock in return for professional services.

On December 27, 2014, the Company issued 10,600 warrants to the placement agent for our convertible note offering.  Each warrant entitles the agent to purchase a one share of our common stock at a price of$5 per share.  The derivative effect of this feature has been calculated and included in the table in Note 6, with a note discount of $21,271.

At December 31, 2013, the Company had 15,137,200 shares of its common stock issued and outstanding.

	Common Stock	Warrants
June 5, 2013 (Inception)	-	-
Issued for cash proceeds of $985,400	13,373,000	973,000
Issued as part of exchange agreement	9,724,200
Terminated as part of exchange agreement	(8,000,000)
Issued as compensation under a consulting agreement	40,000	-
Warrants issued to placement agent	-	10,600
December 31, 2013	15,137,200	983,600

The following table summarizes information about warrants outstanding December 31, 2013:

Exercise Price	Warrants Outstanding	Weighted Average Life of Outstanding Warrants In Months	Date of Expiration
$5.00	10,600	58	10/31/2018
$1.00	973,000	31	7/31/2016
$1.04	983,600	31.3